Contingent liabilities and financial commitments - additional information (Details) £ in Millions, $ in Millions, $ in Millions								6 Months Ended			24 Months Ended		30 Months Ended
	Feb. 10, 2023	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	Mar. 08, 2019 CAD ($)	Mar. 08, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 GBP (£)	Jun. 30, 2025 CAD ($) province Case Plaintiff ACTION	Jun. 30, 2025 GBP (£) Case Plaintiff ACTION	Jun. 30, 2025 USD ($) Case Plaintiff ACTION	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Oct. 17, 2024 CAD ($)	Oct. 17, 2024 GBP (£)	Sep. 14, 2024 Case	Mar. 01, 2019 CAD ($)	Mar. 01, 2019 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Canada provinces | province								10
Canada provinces for which damages are quantified | province								5
Cash retained for working capital needs | $															$ 750
Kalamazoo river
Disclosure Of Commitments And Contingencies [Line Items]
Payments on remediation work		£ 178.8	$ 245.0
Kalamazoo river | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Recovery percentage	60.00%
Number of affirmative defences, striking																	1
Number of affirmative defences																	8
Number of counterclaims, dismissed																	3
Number of counterclaims																	5
Kalamazoo river | Georgia Pacific | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment		£ 14.6	$ 20.0
Settlement of tobacco litigation in Canada
Disclosure Of Commitments And Contingencies [Line Items]
Other provisions								$ 32,500							$ 32,500	£ 17,400.0
Settlement of tobacco litigation in Canada, upfront payment
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of cash tax refunds received from upfront payments															85.00%	85.00%
Annual payments, percentage of net income after taxes															85.00%	85.00%
Engle Progeny cases | Compensatory damages awarded
Disclosure Of Commitments And Contingencies [Line Items]
Litigation expense included in other operating expense													£ 23.7	$ 32.5
Engle Progeny cases | Punitive damages awarded
Disclosure Of Commitments And Contingencies [Line Items]
Litigation expense included in other operating expense													£ 18.8	$ 25.7
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions in lawsuit | ACTION								10	10	10
Canada | Imperial Tobacco Canada Ltd | Quebec class actions
Disclosure Of Commitments And Contingencies [Line Items]
Settlement payments				$ 758	£ 405.0
Canada | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought								$ 10,000	£ 5,300.0
Canada | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought								118,000	63,100.0
Canada | Top of range | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Settlement proceeds from judgement																		$ 9,200	£ 4,900.0
Ontario
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought								$ 330,000	£ 176,500.0
Ontario | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought						$ 9,400	£ 5,000.0				$ 280,000	£ 149,700.0
Ontario | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought						$ 10,900	£ 5,800.0				$ 630,000	£ 336,900.0
US - Engle | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases								76
Number of plaintiffs | Plaintiff								96	96	96
US - Engle | RJRT or Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases								3	3	3
Payment for compensatory and punitive damages									£ 4.6	$ 6.3
Florida | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap									£ 145.9	$ 200.0